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                            COMMAND GOVERNMENT FUND
                             100 Mulberry Street
                         Gateway Center Three, 4th Floor
                            Newark, New Jersey 07102


                                                                October 21, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:  COMMAND Government Fund
     Registration Nos. 2-73901 and 811-3251
     --------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 24 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 24 to the Fund's registration statement was filed electronically via the EDGAR system on October 18, 2002.

                                                 Sincerely,


                                                 /s/ Jonathan D. Shain
                                                 ---------------------
                                                 Jonathan D. Shain
                                                 Secretary